SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 14, 2022
Summary of Significant Accounting Policies
Cash	$ 45,150		$ 45,150	$ 0	$ 809,481
Restricted cash	45,150		45,150	8,651	$ 0
Excess was erroneously withdrawn from the trust account	108,611	$ 108,611	108,611	108,611
Common stock subject to possible redemption, shares outstanding						11,500,000
Deferred offering costs				0
Federal depositary insurance coverage	250,000		250,000	250,000
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0		$ 0	$ 0